Policyholder liabilities and unallocated surplus (Tables)	12 Months Ended
Dec. 31, 2018
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

			UK and
	Asia	US	Europe
	£m	£m	£m	Total
	note C4.1(b)	note C4.1(c)	note C4.1(d)	£m
At 1 January 2017	62,784	177,626	169,304	409,714
Comprising:
Policyholder liabilities on the consolidated statement of financial positionnote (i)	53,716	177,626	157,654	388,996
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,667	—	11,650	14,317
Group’s share of policyholder liabilities of joint ventures and associatenote(ii)	6,401	—	—	6,401

Premiums	11,863	15,219	14,810	41,892
Surrenders	(3,079)	(10,017)	(6,939)	(20,035)
Maturities/deaths	(1,909)	(2,065)	(7,135)	(11,109)
Net flows	6,875	3,137	736	10,748
Shareholders’ transfers post-tax	(54)	—	(233)	(287)
Investment-related items and other movements	8,182	16,251	11,146	35,579
Foreign exchange translation differences	(3,948)	(16,290)	113	(20,125)
At 31 December 2017/1 January 2018	73,839	180,724	181,066	435,629
Comprising:
Policyholder liabilities on the consolidated statement of financial positionnote (i)
(excludes £32 million classified as unallocated to a segment)	62,898	180,724	167,589	411,211
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	—	13,477	16,951
Group’s share of policyholder liabilities of joint ventures and associatenote (ii)	7,467	—	—	7,467
Reclassification of reinsured UK annuity contracts as held for salenote(iii)	—	—	(10,858)	(10,858)

Premiums	13,187	13,940	14,011	41,138
Surrenders	(2,793)	(12,141)	(6,780)	(21,714)
Maturities/deaths	(1,978)	(2,012)	(6,796)	(10,786)
Net flows	8,416	(213)	435	8,638
Addition for closed block of group payout annuities in the USnote (iv)	—	4,143	—	4,143
Shareholders' transfers post-tax	(65)	—	(259)	(324)
Investment-related items and other movements	(2,784)	(9,999)	(5,481)	(18,264)
Foreign exchange translation differences	3,357	10,945	(14)	14,288
At 31 December 2018	82,763	185,600	164,889	433,252
Comprising:
Policyholder liabilities on the consolidated statement of financial positionnote (i)
(excludes £39 million classified as unallocated to a segment)	72,107	185,600	151,555	409,262
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	—	13,334	15,845
Group's share of policyholder liabilities of joint ventures and associatenote (ii)	8,145	—	—	8,145
Average policyholder liability balancesnote (v)
2018	75,309	182,126	162,287	419,722
2017	65,241	179,175	162,622	407,038

Notes

(i)   The policyholder liabilities of the Asia insurance operations of £72,107 million (31 December 2017: £62,898 million), shown in the table above, is after deducting the intra-group reinsurance liabilities ceded by the UK and Europe insurance operations of £1,109 million (31 December 2017: £1,235 million) to the Hong Kong with-profits business. Including this amount total Asia policyholder liabilities are £73,216 million (31 December 2017: £64,133 million).

(ii)  The Group’s investments in joint ventures and associate are accounted for on an equity method basis in the Group’s balance sheet. The Group’s share of the policyholder liabilities as shown above relate to life businesses in China, India and of the Takaful business in Malaysia.

(iii)  The reclassification as held for sale of the reinsured UK annuity business that will be transferred to Rothesay life once the Part VII process is complete reflects the value of policyholder liabilities held at 1 January 2018.

(iv)  In October 2018, Jackson entered into an agreement with John Hancock Life to reinsure 100 per cent of the group payout annuity business. The transaction resulted in an increase to policyholder liabilities of Jackson £4.1 billion at the inception of the contract.

(v)  Averages have been based on opening and closing balances and adjusted for acquisitions, disposals and corporate transactions arising in the year and exclude unallocated surplus of with-profits funds.

Further analysis of insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with profit funds

	Insurance contract liabilities
		Reinsurers’	Investment	Unallocated
	Gross	share note(ii)	contracts note(iii)	surplus of with- profits funds
	£m	£m	£m	£m
At 1 January 2017	(316,436)	10,051	(72,560)	(14,317)
Income and expense included in the income statement	(31,106)	365	(11,179)	(2,871)
Other movements including amounts included in other comprehensive incomenote (i)	(35)	—	374	(78)
Foreign exchange translation differences	19,405	(743)	294	315
At 31 December 2017/1 January 2018	(328,172)	9,673	(83,071)	(16,951)
Income and expense included in the income statement	8,994	11,440	(4,009)	1,289
Other movements including amounts included in other comprehensive incomenote (i)	10,502	(10,502)	643	(38)
Foreign exchange translation differences	(13,990)	533	(198)	(145)
At 31 December 2018	(322,666)	11,144	(86,635)	(15,845)

Notes

(i)   Other movements include premiums received and claims paid on investment contracts without discretionary  participating features, which are taken directly to the statement of financial position in accordance with IAS 39, changes in the unallocated surplus of with-profits funds resulting from actuarial gains and losses on the Group’s defined benefit pension schemes, which are recognised directly in other comprehensive income and balance sheet reallocations which totalled £10,502 million in 2018 (2017: £(35) million). The 2018 amount represents the reclassification of the reinsured UK annuity business as held for sale value as at 31 December 2018.

(ii)  Includes reinsurers’ share of claims outstanding of £1,005 million (2017: £953 million).

(iii)  This comprises investment contracts with discretionary participation features of £67,413 million (2017: £62,677 million) and investment contracts without discretionary participation features of £19,222 million (2017: £20,394 million).

The total charge for benefit and claims shown in the income statement comprises the amounts shown as ‘income and expense included in the income statement’ in the table above together with claims paid of £32,396 million in the period (2017: £29,497 million) net of amounts attributable to reinsurers of £2,114 million (2017: £1,828 million). In 2017, the income statement charge also included the change in reserves for the held for sale Korea business of £72 million.

(iii)	Reinsurers’ share of insurance contract liabilities

	31 Dec 2018 £m					31 Dec 2017 £m
			UK and	Unallocated to
	Asia	US	Europe	a segment	Total	Total
Insurance contract liabilities	2,675	5,910	1,554	—	10,139	8,720
Claims outstanding	102	752	149	2	1,005	953
Total	2,777	6,662	1,703	2	11,144	9,673

Schedule of products and determination of contract liabilities

C4.2(a)  Asia

Contract type	Description	Material features	Determination of liabilities
With-profits and participating contracts	Provides savings and/or protection where the basic sum assured can be enhanced by a profit share (or bonus) from the underlying fund as determined at the discretion of the Company.

Participating products often offer a guaranteed maturity or surrender value. Declared regular bonuses are guaranteed once vested. Future bonus rates and cash dividends are not guaranteed. Market value adjustments and surrender penalties are used for certain products where the law permits such adjustments. Guarantees are predominantly supported by segregated life funds and their estates.

With-profits contracts are predominantly sold in Hong Kong, Malaysia and Singapore. The total value of the with-profits funds is driven by the underlying asset valuation with movements reflected principally in the accounting value of policyholder liabilities and unallocated surplus.

In Taiwan and India, US GAAP is applied for measuring insurance assets and liabilities. The other Asia operations principally adopt a gross premium valuation method.

Term, whole life and endowment assurance	Non-participating savings and/or protection where the benefits are guaranteed, or determined by a set of defined market-related parameters.

These products often offer a guaranteed maturity and surrender value. It is common in Asia for regulations or market-driven demand and competition to provide some form of capital value protection and minimum crediting interest rate guarantees. This is reflected within the guaranteed maturity and surrender values. Guarantees are borne by shareholders.

The approach to determining the contract liabilities is generally driven by the local solvency basis. A gross premium valuation method is used in those countries where a risk-based capital framework is adopted for local solvency. Under the gross premium valuation method, all cash flows are valued explicitly using best estimate assumptions with a suitable margin for prudence.

This is achieved either through adding an explicit allowance for assumptions to deviate from best estimate or by applying an overlay constraint so that on day one no negative reserves (ie where future premium inflows are expected to exceed prudent future claims and outflows) are derived at an individual policyholder level, or a combination of both.

In Vietnam, the Company uses an estimation basis aligned substantially to that used by the countries applying the gross premium valuation method.

For India and Taiwan, US GAAP is applied for measuring insurance liabilities. For these businesses, the future policyholder benefit provisions for non-linked business are determined using the net level premium method, with an allowance for surrenders, maintenance and claims expenses. Rates of interest used in establishing the policyholder benefit provisions vary by operation depending on the circumstances attaching to each block of business.

The other Asia operations principally adopt a net premium valuation method to determine the future policyholder benefit provisions.

Unit-linked	Combines savings with protection, the cash value of the policy depends on the value of the underlying unitised funds.

The attaching liabilities reflect the unit value obligation driven by the value of the investments of the unit fund. Additional technical provisions are held for guaranteed benefits beyond the unit fund value using a gross premium valuation method. These additional provisions are recognised as a component of other business liabilities.

Health and protection

Health and protection features are offered as supplements to the products listed above or sold as standalone products. Protection covers mortality or morbidity benefits including health, disability, critical illness and accident coverage.

The determination of the liabilities of health and protection contracts are driven by the local solvency basis. A gross premium valuation method is used in those countries where a risk-based capital framework is adopted for local solvency. Under the gross premium valuation method, all cash flows are valued explicitly using best estimate assumptions with a suitable margin for prudence.

This is achieved either through adding an explicit allowance for assumptions to deviate from best estimate or by applying an overlay constraint so that on day one no negative reserves (ie where future premium inflows are expected to exceed prudent future claims and outflows) are derived at an individual policyholder level, or a combination of both.

C4.2(b)   US

Contract type	Description	Material features	Determination of liabilities
Fixed interest rate annuities

Fixed interest rate annuities are primarily deferred annuity products that are used for asset accumulation in retirement planning and for providing income in retirement. At 31 December 2018, fixed interest rate annuities accounted for 7 per cent (2017: 7 per cent) of policy and contract liabilities of Jackson.

The policyholder of a fixed interest rate annuity pays Jackson a premium, which is credited to the policyholder’s account. Periodically, interest is credited to the policyholder’s account and in some cases administrative charges are deducted from the policyholder’s account. Jackson makes benefit payments at a future date as specified in the policy based on the value of the policyholder’s account at that date.

The policy provides that at Jackson’s discretion it may reset the interest rate, subject to a guaranteed minimum.

Approximately 64 per cent (2017: 60 per cent) of the fixed interest rate annuities Jackson wrote in 2018 provide for a (positive or negative) market value adjustment (MVA) on surrender. This formula-based adjustment approximates the change in value that assets supporting the product would realise as interest rates move.

Guaranteed minimum interest rate. At 31 December 2018, Jackson had fixed interest rate annuities totalling £12.6 billion (2017: £12.6 billion) in account value with minimum guaranteed rates ranging from 1.0 per cent to 5.5 per cent and a 2.91 per cent average guaranteed rate (2017: 1.0 per cent to 5.5 per cent and a 2.93 per cent average guaranteed rate).

As explained in note A3.1 all of Jackson’s insurance liabilities are based on US GAAP. An overview of the deferral and amortisation of acquisition costs for Jackson is provided in note C5.2(b).

With minor exceptions the following is applied to most of Jackson’s contracts. Contracts are accounted for as investment contracts as defined for US GAAP purposes by applying a retrospective deposit method to determine the liability for policyholder benefits.

This is then augmented by:

–     Any amounts that have been assessed to compensate the insurer for services to be performed over future periods (ie deferred income);

–     Any amounts previously assessed against policyholders that are refundable on termination of the contract; and

–     Any probable future loss on the contract (ie premium deficiency).

Capitalised acquisition costs and deferred income for these contracts are amortised over the life of the book of contracts.

The present value of the estimated gross profits is computed using the rate of interest that accrues to policyholder balances (sometimes referred to as the contract rate).

Estimated gross profits include estimates of the following, each of which will be determined based on the best estimate of amounts over the life of the book of contracts without provision for adverse deviation:

–     Amounts expected to be assessed for mortality less benefit claims in excess of related policyholder balances;

–     Amounts expected to be assessed for contract administration less costs incurred for contract administration;

–     Amounts expected to be earned from the investment of policyholder balances less interest credited to policyholder balances;

–     Amounts expected to be assessed against policyholder balances upon termination of contracts (sometimes referred to as surrender charges); and

–     Other expected assessments and credits.

The interest guarantees are not explicitly valued but are reflected as they are earned in the current account liability value.

Fixed index annuities

Fixed index annuities vary in structure but are generally deferred annuities that enable policyholders to obtain a portion of an equity-linked return (based on participation rates and caps), and provide a guaranteed minimum return. Fixed index annuities accounted for 5 per cent (2017: 5 per cent) of Jackson’s policy and contract liabilities at 31 December 2018.

Jackson hedges the equity return risk on fixed index products using offsetting equity exposure in the variable annuity product. The cost of hedging is taken into account in setting the index participation rates or caps.

Guaranteed minimum rates are generally set at 1.0 to 3.0 per cent. At 31 December 2018, Jackson had fixed index annuities allocated to indexed funds totalling £6.0 billion (31 December 2017: £6.3 billion) in account value with minimum guaranteed rates on index accounts ranging from 1.0 per cent to 3.0 per cent and a 1.77 per cent average guaranteed rate (2017: 1.0 per cent to 3.0 per cent and a 1.77 per cent average guarantee rate).

Jackson offers an optional lifetime income rider, which can be elected for an additional fee.

Jackson also offers fixed interest accounts on some fixed index annuity products. At 31 December 2018, fixed interest accounts of fixed index annuities totalled £2.7 billion (2017: £2.5 billion) in account value.

Minimum guaranteed rates on fixed interest accounts range from 1.0 per cent to 3.0 per cent and a 2.57 per cent average guaranteed rate (2017: 1.0 per cent to 3.0 per cent and a 2.58 per cent average guaranteed rate).

The liability for policyholder benefits that represent the guaranteed minimum return is determined similarly to the liabilities of the fixed interest annuity above. The equity-linked return option within the contract is treated as an embedded liability under US GAAP and therefore this element of the liability is recognised at fair value.

The liability for the lifetime income rider is determined each period end by estimating the expected value of benefits in excess of the projected account balance and recognising the excess on a prorated basis over the life of the contract based on total expected assessments.

Group pay-out annuities

Group payout annuities consist of a block of defined benefit annuity plans assumed from John Hancock USA.  A single premium payment from an employer (contract holder) funds the pension benefits for its employees (participants). The contracts are tailored to meet the requirements of the specific pension plan being covered. This is a closed block of business from two standpoints: (1) John Hancock USA is no longer selling new contracts and (2) contract holders (companies) are no longer adding additional participants to these defined benefit pension plans. The majority of participants are in the payout phase, but there are some participants in the deferral phase.

The contracts provide annuity payments that meet the requirements of the specific pension plan being covered. In some cases, the contracts have pre-retirement death and/or withdrawal benefits, pre-retirement surviving spouse benefits, and/or subsidised early retirement benefits.

The liability for future benefits is determined under US GAAP methodology for limited-payment contracts, using assumptions as of the acquisition date as to mortality and expense plus provisions for adverse deviation.

Variable annuities

Variable annuities are deferred annuities that have the same tax advantages and payout options as fixed interest rate and fixed index annuities. They are also used for asset accumulation in retirement planning and to provide income in retirement. At 31 December 2018, variable annuities accounted for 75 per cent (2017: 77 per cent) of Jackson’s policy and contract liabilities.

The rate of return depends upon the performance of the selected fund portfolio. Policyholders may allocate their investment to either the fixed account or a selection of variable accounts. Subject to benefit guarantees, investment risk on the variable account is borne by the policyholder, while investment risk on the fixed account is borne by Jackson through guaranteed minimum fixed rates of return. At 31 December 2018, 5 per cent (2017: 5 per cent) of variable annuity funds were in fixed accounts.

Jackson had variable annuity funds in fixed accounts totalling £6.4 billion (2017: £5.9 billion) with minimum guaranteed rates ranging from 1.0 per cent to 3.0 per cent and a 1.70 per cent average guaranteed rate (2017: 1.0 per cent to 3.0 per cent and a 1.68 per cent average guaranteed rate).

Jackson offers a choice of guaranteed benefit options within its variable annuity product portfolio, which can be elected for additional fees.  These guaranteed benefits might be expressed as the return of either: (a) total deposits made to the contract adjusted for any partial withdrawals, (b) total deposits made to the contract adjusted for any partial withdrawals, plus a minimum return, or (c) the highest contract value on a specified anniversary date adjusted for any withdrawals following that contract anniversary.

Jackson hedges these risks using derivative instruments as described in note C7.3.

The benefit guarantee types are set out below:

The general principles for fixed annuity and fixed index annuity also apply to variable annuities.

The impact of any fixed account interest guarantees is reflected as they are earned in the current account value.

Jackson regularly evaluates estimates used and adjusts the benefit guarantee liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

Benefits that are payable in the event of death (guaranteed minimum death benefit).

The liability for Guaranteed Minimum Death Benefit (GMDB) is determined each period end by estimating the expected value of benefits in excess of the projected account balance and recognising the excess rateably over the life of the contract based on total expected assessments. At 31 December 2018, these liabilities were valued using a series of stochastic investment performance scenarios, a mean investment return of 7.4 per cent (2017: 7.4 per cent) net of external fund management fees, and assumptions for policyholder behaviour, mortality and expense that are similar to those used in amortising the capitalised acquisition costs.

Benefits that are payable upon the depletion of funds (guaranteed minimum withdrawal benefit).

The liability for the Guaranteed Minimum Withdrawal Benefit (GMWB) ‘for life’ portion is determined similarly to GMDB above.

Provisions for benefits under Guaranteed Minimum Withdrawal Benefit ‘not for life’ features are recognised at fair value under US GAAP.

Non-performance risk is incorporated into the fair value calculation through the use of discount interest rates sourced from an AA corporate credit curve as a proxy for Jackson’s own credit risk. Other risk margins, particularly for policyholder behaviour and long-term volatility, are also incorporated into the model through the use of explicitly conservative assumptions. On a periodic basis, Jackson validates the resulting fair values based on comparisons to other models and market movements.

Benefits that are payable at annuitisation (guaranteed minimum income benefit).

This feature is no longer offered and existing coverage is substantially reinsured, subject to deductibles and annual claim limits.

The direct Guaranteed Minimum Income Benefit (GMIB) liability is determined by estimating the expected value of the annuitisation benefits in excess of the projected account balance at the date of annuitisation and recognising the excess rateably over the life of the contract based on total expected assessments.

Guaranteed Minimum Income Benefits are reinsured, subject to a deductible and annual claim limits. Due to the net settlement provisions of the reinsurance agreement, under the ‘grandfathered’ US GAAP, it is recognised at fair value with the change in fair value included as a component of short-term fluctuations.

Volatility and non-performance risk is considered as per GMWB above.

		Benefits that are payable at the end of a specified period (guaranteed minimum accumulation benefit). This feature is no longer offered.	Provisions for Guaranteed Minimum Accumulation Benefit (GMAB) are recognised at fair value under US GAAP. Volatility and non-performance risk is considered as per GMWB above.
Life insurance

Life products include term life, traditional life and interest-sensitive life (universal life and variable universal life). Life insurance products accounted for 9 per cent (2017: 9 per cent) of Jackson’s policy and contract liabilities at 31 December 2018. Jackson discontinued new sales of life insurance products in 2012.

Term life provides protection for a defined period and a benefit that is payable to a designated beneficiary upon death of the insured.

Traditional life provides protection for either a defined period or until a stated age and includes a predetermined cash value.

Universal life provides permanent individual life insurance for the life of the insured and includes a savings element.

Variable universal life is a type of life insurance policy that combines death benefit protection with the ability for the policyholder account to be invested in separate account funds. For certain fixed universal life plans, additional provisions are held to reflect the existence of guarantees offered in the past that are no longer supported by earnings on the existing asset portfolio, or for situations where future mortality charges are not expected to be sufficient to provide for future mortality costs.

Excluding the business that is subject to the retrocession treaties at 31 December 2018, Jackson had interest-sensitive life business in force with total account value of £6.4 billion (2017: £6.3 billion), with minimum guaranteed interest rates ranging from 2.5 per cent to 6.0 per cent with a 4.67 per cent average guaranteed rate (2017: 2.5 per cent to 6.0 per cent with a 4.67 per cent average guaranteed rate).

For term and traditional life insurance contracts, provisions for future policy benefits are determined under US GAAP using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapses and expenses plus provisions for adverse deviation for directly sold business and assumptions at purchase for acquired business.

For universal life and variable universal life a retrospective deposit method is used to determine the liability for policyholder benefits. This is then augmented by additional liabilities to account for no-lapse guarantees, profits followed by losses, contract features such as persistency bonuses, and cost of interest rate guarantees.

Institutional products

Institutional products are: guaranteed investment contracts (GICs), funding agreements (including agreements issued in conjunction with Jackson’s participation in the US Federal Home Loan Bank programme) and Medium Term Note funding agreements. At 31 December 2018 institutional products accounted for 1 per cent of contract liabilities (31 December 2017: 1 per cent).

GICs feature a lump sum policyholder deposit on which interest is paid at a rate fixed at inception. Market value adjustments are made to the value of any early withdrawals.

Funding agreements feature either lump sum or periodic policyholder deposits. Interest is paid at a fixed or index linked rate. Funding agreements have a duration of between one and 30 years. In 2018 and 2017 there were no funding agreements terminable by the policyholder with less than 90 days’ notice.

Institutional products are classified as investment contracts, and are accounted for as financial liabilities. The currency risk on contracts that represent currency obligations other than US dollars are hedged using cross-currency swaps.

C4.2(c)     UK and Europe

Shareholder-backed
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

			UK and
	Asia	US	Europe	Total
	£m	£m	£m	£m
At 1 January 2017	32,851	177,626	56,158	266,635
Premiums	6,064	15,219	2,283	23,566
Surrenders	(2,755)	(10,017)	(2,433)	(15,205)
Maturities/deaths	(1,008)	(2,065)	(2,571)	(5,644)
Net flowsnote (i)	2,301	3,137	(2,721)	2,717
Investment-related items and other movements	3,797	16,251	2,930	22,978
Foreign exchange translation differences	(1,547)	(16,290)	—	(17,837)
At 31 December 2017/1 January 2018	37,402	180,724	56,367	274,493

Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes £32 million classified as unallocated to a segment)	29,935	180,724	56,367	267,026
- Group’s share of policyholder liabilities relating to joint ventures and associate	7,467	—	—	7,467

Reclassification of reinsured UK annuity contracts as held for salenote (ii)	—	—	(10,858)	(10,858)

Premiums	6,752	13,940	1,486	22,178
Surrenders	(2,455)	(12,141)	(2,016)	(16,612)
Maturities/deaths	(1,046)	(2,012)	(2,244)	(5,302)
Net flowsnote (i)	3,251	(213)	(2,774)	264
Addition for closed block of group payout annuities in the USnote (iii)	—	4,143	—	4,143
Investment-related items and other movements	(1,204)	(9,999)	(1,975)	(13,178)
Foreign exchange translation differences	1,148	10,945	—	12,093
At 31 December 2018	40,597	185,600	40,760	266,957

Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes £39 million classified as unallocated to a segment)	32,452	185,600	40,760	258,812
- Group's share of policyholder liabilities relating to joint ventures and associate	8,145	—	—	8,145

Notes

(i)   Including net flows of the Group’s insurance joint ventures and associate.

(ii)  The reclassification as held for sale of the reinsured UK annuity business that will be transferred to Rothesay life once the Part VII process is complete reflects those policyholder liabilities held at 1 January 2018.

(iii)  In October 2018, Jackson entered into an agreement with John Hancock Life to reinsure 100 per cent of the group payout annuity business. The transaction resulted in an increase to policyholder liabilities of Jackson £4.1 billion at the inception of the contract.

Movement in insurance contract liabilities and unallocated surplus of with-profits funds

Asia insurance operations
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	With-profits
	business	Unit-linked	Other
	£m	liabilities	business	Total
	note (vi)	£m	£m	£m
At 1 January 2017	29,933	17,507	15,344	62,784
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	27,266	14,289	12,161	53,716
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,667	—	—	2,667
- Group’s share of policyholder liabilities relating to joint ventures and associatenote (i)	—	3,218	3,183	6,401

Premiums
New business	1,143	1,298	999	3,440
In-force	4,656	1,637	2,130	8,423
	5,799	2,935	3,129	11,863
Surrendersnote (ii)	(324)	(2,288)	(467)	(3,079)
Maturities/deaths	(901)	(150)	(858)	(1,909)
Net flowsnote (iii)	4,574	497	1,804	6,875
Shareholders’ transfers post-tax	(54)	—	—	(54)
Investment-related items and other movements	4,385	2,830	967	8,182
Foreign exchange translation differencesnote (v)	(2,401)	(807)	(740)	(3,948)
At 31 December 2017/1 January 2018	36,437	20,027	17,375	73,839
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	32,963	16,263	13,672	62,898
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	—	—	3,474
- Group’s share of policyholder liabilities relating to joint ventures and associatenote (i)	—	3,764	3,703	7,467

Premiums
New business	1,155	1,426	1,085	3,666
In-force	5,280	1,767	2,474	9,521
	6,435	3,193	3,559	13,187
Surrendersnote (ii)	(338)	(1,904)	(551)	(2,793)
Maturities/deaths	(932)	(140)	(906)	(1,978)
Net flowsnote (iii)	5,165	1,149	2,102	8,416
Shareholders' transfers post-tax	(65)	—	—	(65)
Investment-related items and other movementsnote (iv)	(1,580)	(1,425)	221	(2,784)
Foreign exchange translation differencesnote (v)	2,209	431	717	3,357
At 31 December 2018	42,166	20,182	20,415	82,763
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	39,655	16,368	16,084	72,107
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	—	—	2,511
- Group's share of policyholder liabilities relating to joint ventures and associatenote (i)	—	3,814	4,331	8,145
Average policyholder liability balancesnote (vii)
2018	36,309	20,105	18,895	75,309
2017	30,115	18,767	16,359	65,241

Notes

(i)   The Group’s investment in joint ventures are accounted for on an equity method and the Group’s share of the policyholder liabilities as shown above relate to the life business in China, India and of the Takaful business in Malaysia.

(ii)  The rate of surrenders for shareholder-backed business (expressed as a percentage of opening liabilities) was 6.6 per cent in 2018 (2017: 8.4 per cent).

(iii)  Net flows have increased by £1,541 million to £8,416 million in 2018 predominantly reflecting continued growth of the in-force book.

(iv)  Investment-related items and other movements for 2018 primarily represent unrealised investments losses following unfavourable equity markets in the year and rising interest rates.

(v)  Movements in the year have been translated at the average exchange rates for the year. The closing balance has been translated at the closing spot rates as at the end of the year. Differences upon retranslation are included in foreign exchange translation differences.

(vi)  The policyholder liabilities of the with-profits business of £39,655 million, shown in the table above, is after deducting the intra-group reinsurance liabilities ceded by the UK and Europe insurance operations of £1,109 million to the Hong Kong with-profits business (31 December 2017: £1,235 million). Including this amount the Asia with-profits policyholder liabilities are £40,764 million (31 December 2017: £34,198 million).

(vii) Averages have been based on opening and closing balances and exclude unallocated surplus of with-profits funds.

Schedule of carrying value of policyholder liabilities and maturity profile of cash flows on a discounted basis

	31 Dec 2018 £m	31 Dec 2017 £m
Policyholder liabilities	72,107	62,898

Expected maturity:	31 Dec 2018%	31 Dec 2017%
0 to 5 years	20	21
5 to 10 years	19	19
10 to 15 years	15	16
15 to 20 years	12	12
20 to 25 years	10	10
Over 25 years	24	22

Summary of policyholder liabilities (net of reinsurance) and unallocated surplus, by geographical area

	2018 £m	2017 £m
Hong Kong	34,545	29,411
Indonesia	3,680	3,762
Malaysia	5,447	5,014
Singapore	18,154	17,432
Taiwan	4,203	3,729
Other operations	5,812	5,064
Total Asia operations	71,841	64,412

Jackson (US insurance operations)
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Variable
	annuity
	separate	Fixed annuity,
	account	GICs and other
	liabilities	business	Total
	£m	£m	£m
At 1 January 2017	120,411	57,215	177,626
Premiums	11,529	3,690	15,219
Surrenders	(6,997)	(3,020)	(10,017)
Maturities/deaths	(1,026)	(1,039)	(2,065)
Net flowsnote (ii)	3,506	(369)	3,137
Transfers from general to separate account	2,096	(2,096)	—
Investment-related items and other movements	15,956	295	16,251
Foreign exchange translation differencesnote (i)	(11,441)	(4,849)	(16,290)
At 31 December 2017/1 January 2018	130,528	50,196	180,724
Premiums	10,969	2,971	13,940
Surrenders	(8,797)	(3,344)	(12,141)
Maturities/deaths	(1,085)	(927)	(2,012)
Net flowsnote (ii)	1,087	(1,300)	(213)
Addition for closed block of group payout annuities in the USnote (iii)	—	4,143	4,143
Transfers from general to separate account	530	(530)	—
Investment-related items and other movementsnote (iv)	(11,561)	1,562	(9,999)
Foreign exchange translation differencesnote (i)	7,636	3,309	10,945
At 31 December 2018	128,220	57,380	185,600
Average policyholder liability balancesnote (v)
2018	129,374	52,752	182,126
2017	125,469	53,706	179,175

Notes

(i)   Movements in the year have been translated at an average rate of US$1.34: £1.00 (2017: US$1.29: £1.00). The closing balances have been translated at closing rate of US$1.27: £1.00 (2017: US$1.35: £1.00). Differences upon retranslation are included in foreign exchange translation differences.

(ii)  Net outflows were £213 million (2017: inflows £3,137 million), with positive inflows to variable annuities business as new business exceeds withdrawals and surrenders offset by outflows from fixed annuity, GICs and other business as the portfolio matures.

(iii)  In October 2018, Jackson entered into an agreement with John Hancock Life to reinsure 100 per cent of the group payout annuity business. The transaction resulted in an increase to policyholder liabilities of Jackson £4.1 billion at the inception of the contract.

(iv)  Negative investment-related items and other movements in variable annuity separate account liabilities of £(11,561) million for 2018 primarily reflects the decrease in equity and bond values during the year. Fixed annuity, GIC and other business investment and other movements of £1,562 million primarily reflect the interest credited to the policyholder accounts and increase in the guarantee reserves in the year.

(v)  Averages have been based on opening and closing balances and adjusted for acquisitions, disposals and corporate transactions arising in the year.

Schedule of carrying value of policyholder liabilities and maturity profile of cash flows on a discounted basis

	31 Dec 2018			31 Dec 2017
	Fixed annuity			Fixed annuity
	and other	Variable		and other	Variable
	business	annuity		business	annuity
	(including GICs	separate		(including GICs	separate
	and similar	account		and similar	account
	contracts)	liabilities	Total	contracts)	liabilities	Total
	£m	£m	£m	£m	£m	£m
Policyholder liabilities	57,380	128,220	185,600	50,196	130,528	180,724

Expected maturity:	%	%	%	%	%	%
0 to 5 years	51	40	43	50	42	44
5 to 10 years	24	28	27	25	29	28
10 to 15 years	12	16	15	12	15	14
15 to 20 years	7	9	8	7	8	8
20 to 25 years	3	4	4	3	4	4
Over 25 years	3	3	3	3	2	2

Schedule of account values within ranges of minimum guaranteed interest rates

	Fixed annuities and the fixed account
	portion of variable annuities		Interest-sensitive life business
	£m		£m
Minimum guaranteed interest rate	31 Dec 2018	31 Dec 2017	31 Dec 2018	31 Dec 2017
> 0% - 1.0%	7,584	6,887	—	—
> 1.0% - 2.0%	6,789	7,385	—	—
> 2.0% - 3.0%	10,075	9,799	229	221
> 3.0% - 4.0%	1,274	1,272	2,394	2,341
> 4.0% - 5.0%	1,794	1,744	2,106	2,059
> 5.0% - 6.0%	225	220	1,703	1,651
Total	27,741	27,307	6,432	6,272

UK and Europe insurance operations
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

		Shareholder-backed funds and
		subsidiaries
			Annuity
	With-profits		and other
	sub-funds	Unit-linked	long-term
	£m	liabilities	business	Total
	note (v)	£m	£m	£m
At 1 January 2017	113,146	22,119	34,039	169,304
Comprising:
– Policyholder liabilities on the consolidated statement of financial position	101,496	22,119	34,039	157,654
– Unallocated surplus of with-profits funds on the consolidated statement of financial position	11,650	—	—	11,650

Premiums	12,527	1,923	360	14,810
Surrenders	(4,506)	(2,342)	(91)	(6,939)
Maturities/deaths	(4,564)	(612)	(1,959)	(7,135)
Net flowsnote (i)	3,457	(1,031)	(1,690)	736
Shareholders’ transfers post-tax	(233)	—	—	(233)
Switches	(192)	192	—	—
Investment-related items and other movements	8,408	1,865	873	11,146
Foreign exchange translation differences	113	—	—	113
At 31 December 2017/1 January 2018	124,699	23,145	33,222	181,066
Comprising:
– Policyholder liabilities on the consolidated statement of financial position	111,222	23,145	33,222	167,589
– Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,477	—	—	13,477
Reclassification of reinsured UK annuity contracts as held for salenote (ii)	—	—	(10,858)	(10,858)

Premiums	12,525	1,147	339	14,011
Surrenders	(4,764)	(1,950)	(66)	(6,780)
Maturities/deaths	(4,552)	(619)	(1,625)	(6,796)
Net flowsnote (i)	3,209	(1,422)	(1,352)	435
Shareholders' transfers post-tax	(259)	—	—	(259)
Switches	(165)	165	—	—
Investment-related items and other movementsnote (iii)	(3,341)	(1,171)	(969)	(5,481)
Foreign exchange translation differences	(14)	—	—	(14)
At 31 December 2018	124,129	20,717	20,043	164,889
Comprising:
– Policyholder liabilities on the consolidated statement of financial position	110,795	20,717	20,043	151,555
– Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,334	—	—	13,334
Average policyholder liability balancesnote (iv)
2018	111,009	21,931	29,347	162,287
2017	106,359	22,632	33,631	162,622

Notes

(i)   Net inflows were £435 million (31 December 2017: net inflows of £736 million ). Inflows into the with-profits business were offset by outflows from both the annuity business, as the closed book matures, and the unit-linked business. The levels of inflows/outflows for the unit-linked business is driven by corporate pension schemes with transfers in or out from only a small number of schemes influencing the level of flows in the year.

(ii)   The reclassification as held for sale of the reinsured UK annuity business that will be transferred to Rothesay life once the Part VII process is complete reflects the value policyholder liabilities held at 1 January 2018.

(iii)  Investment-related items and other movements for with-profits business principally comprise investment return attributable to policyholders reflecting falling equity markets in the later quarter of the year. For shareholder-backed annuity and other long-term business, investment-related items and other movements include the effect of movements in interest rates and credit spreads.

(iv)  Averages have been based on opening and closing balances and adjusted for acquisitions, disposals and corporate transactions arising in the year and exclude unallocated surplus of with-profits funds.

(v)  Includes the Scottish Amicable Insurance Fund.

Schedule of carrying value of policyholder liabilities and maturity profile of cash flows on a discounted basis

	31 Dec 2018 £m
				Annuity business
	With-profits business			(insurance contracts)			Other			Total
				Non-
				profit
				annuities	Shareholder
	Insurance	Investment		within	-backed		Insurance	Investments
	contracts	contracts	Total	WPSF	annuity	Total	contracts	contracts	Total
Policyholder liabilities	34,242	67,020	101,262	9,533	19,119	28,652	6,063	15,578	21,641	151,555

	31 Dec 2018%
Expected maturity:
0 to 5 years	34	37	36	33	27	29	44	32	36	35
5 to 10 years	23	27	26	26	23	24	25	24	24	25
10 to 15 years	16	17	17	17	19	18	15	18	17	17
15 to 20 years	11	9	10	11	14	13	8	12	11	10
20 to 25 years	7	4	5	6	9	8	4	7	6	6
over 25 years	9	6	6	7	8	8	4	7	6	7

					31 Dec 2017 £m
Policyholder liabilities	38,285	62,328	100,613	10,609	32,572	43,181	6,714	17,081	23,795	167,589
	31 Dec 2017%
Expected maturity:
0 to 5 years	33	37	36	31	26	27	41	31	34	34
5 to 10 years	23	27	25	24	23	23	26	22	23	25
10 to 15 years	16	17	17	17	18	18	15	18	17	17
15 to 20 years	11	10	10	11	13	13	9	13	12	11
20 to 25 years	7	4	5	7	9	9	5	8	7	6
over 25 years	10	5	7	10	11	10	4	8	7	7

–The cash flow projections of expected benefit payments used in the maturity profile table above are from value of in-force business and exclude the value of future new business, including future vesting of internal pension contracts.

–Benefit payments do not reflect the pattern of bonuses and shareholder transfers in respect of the with-profits business.

–Shareholder-backed annuity business includes the ex-PRIL and the legacy PAC shareholder annuity business but excludes the amount classified as held for sale.

–Investment contracts under ‘Other’ comprise certain unit-linked and similar contracts accounted for under IAS 39 and IFRS 15.

–For business with no maturity term included within the contracts, for example, with-profits investment bonds such as Prudence Bonds, an assumption is made as to likely duration based on prior experience.

Schedule of anticipated mortality improvements for annuities in payment

Year ended	CMI Model, with calibration to reflect future mortality improvements

31 December 2018	CMI 2016	For males: with a long-term improvement rate of 2.25% pa
For females: with a long-term improvement rate of 2.00% pa
31 December 2017	CMI 2015	For males: with a long-term improvement rate of 2.25% pa
For females: with a long-term improvement rate of 2.00% pa
31 December 2016	CMI 2014	For males: with a long-term improvement rate of 2.25% pa*
For females: with a long-term improvement rate of 1.50% pa*

*In 2016, for both males and females, the initial rates of mortality improvement in the CM I2014 model were uplifted by 0.25 per cent per annum.

Schedule of smoothing of investment return for policyholder bonuses

	2018 £m	2017 £m	2016 £m
Net income of the fund:
Investment return	(2,261)	9,985	13,185
Claims incurred	(8,776)	(8,449)	(7,410)
Movement in policyholder liabilities	(554)	(10,011)	(11,824)
Add back policyholder bonuses for the year (as shown below)	2,345	2,071	1,934
Claims incurred and movement in policyholder liabilities
(including charge for provision for asset shares and excluding policyholder bonuses)	(6,985)	(16,389)	(17,300)
Earned premiums, net of reinsurance	12,505	12,508	9,261
Other income	36	35	177
Acquisition costs and other expenditure	(1,170)	(1,732)	(1,288)
Share of profits from investment joint ventures	36	106	22
Tax credit (charge)	273	(440)	(739)
Net income of the fund before movement in unallocated surplus	2,434	4,073	3,318
Movement in unallocated surplus	170	(1,769)	(1,169)
Surplus for distribution	2,604	2,304	2,149

Surplus for distribution allocated as follows:
– 90% policyholders’ bonus (as shown above)	2,345	2,071	1,934
– 10% shareholders’ transfers	259	233	215
	2,604	2,304	2,149